UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Pennsylvania Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA Pennsylvania Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
Pennsylvania - 99.4%   $ 10,230    ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, Refunding, VRDN,
                                   Series 2006-48, 4.01% due 5/15/2014 (d)(e)                                         $    10,230

                          3,760    ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, VRDN, Series 2001-18,
                                   4.01% due 10/01/2009 (c)(d)                                                              3,760

                          5,000    ABN AMRO MuniTops Certificates Trust, Pennsylvania, VRDN, Series 1999-16, 3.99%
                                   due 3/07/2007 (b)(d)                                                                     5,000

                         10,000    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                   (University of Pittsburgh Medical Center), VRDN, Series B-1, 4.09% due
                                   12/01/2016 (d)                                                                          10,000

                         10,000    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds,
                                   VRDN, PUTTERS, Series 1281, 4.01% due 1/15/2011 (c)(d)                                  10,000

                          3,660    Allegheny County, Pennsylvania, Hospital Development Authority, Revenue
                                   Refunding Bonds (Jefferson Regional Medical Center Project), VRDN, Series A,
                                   3.78% due 5/01/2007 (d)                                                                  3,660

                          5,850    Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage
                                   Revenue Bonds, VRDN, AMT, Series SS, 4.03% due 5/01/2036 (d)(f)                          5,850

                            840    Beaver County, Pennsylvania, IDA, IDR (Warehouse Real Estate), VRDN, AMT,
                                   Series A, 4.09% due 8/01/2008 (d)                                                          840

                            180    Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds (Berks
                                   Products Corporation), VRDN, AMT, 4.08% due 8/01/2006 (d)                                  180

                          1,000    Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds (Ram
                                   Industries Inc. Project), VRDN, AMT, 4.06% due 12/01/2011 (d)                            1,000

                          2,000    Bethel Park, Pennsylvania, GO, TRAN, 4.50% due 12/29/2006                                2,010

                          5,150    Blair County, Pennsylvania, IDA Revenue Bonds (NPC Inc. Project), VRDN, AMT,
                                   4.09% due 9/01/2017 (d)                                                                  5,150

                          2,685    Bradford County, Pennsylvania, IDA, EDR (Towanda Printing Company), VRDN, AMT,
                                   4.09% due 9/01/2016 (d)                                                                  2,685

                          2,880    Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc. Project),
                                   VRDN, AMT, 4.13% due 2/01/2015 (d)                                                       2,880


Portfolio Abbreviations


To simplify the listings of CMA Pennsylvania Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Pennsylvania Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
Pennsylvania           $  2,670    Bucks County, Pennsylvania, IDA, Revenue Bonds (Bracalentes Manufacturing
(concluded)                        Company Inc. Project), VRDN, AMT, 4.13% due 6/01/2016 (d)                          $     2,670

                          4,500    Bucks County, Pennsylvania, IDA, Revenue Bonds (Harsco Corporation Project),
                                   VRDN, AMT, 4.13% due 8/01/2011 (d)                                                       4,500

                          3,260    Bucks County, Pennsylvania, IDA, Revenue Bonds (L&P Properties LP Project),
                                   AMT, VRDN, Series A, 4.23% due 6/01/2014 (d)                                             3,260

                            510    Bucks County, Pennsylvania, IDA, Revenue Bonds (Specialty Ring Products Inc.),
                                   VRDN, AMT, 4.13% due 10/01/2009 (d)                                                        510

                          3,500    Butler County, Pennsylvania, IDA, Revenue Bonds (Concordia Lutheran Ministers),
                                   VRDN, Series C, 3.99% due 10/01/2030 (d)(g)                                              3,500

                          1,590    Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT,
                                   4.11% due 9/01/2015 (d)                                                                  1,590

                          1,990    Carlisle, Pennsylvania, Area School District, GO, Refunding, PUTTERS, VRDN,
                                   Series 644, 4.01% due 9/01/2010 (b)(d)                                                   1,990

                          2,500    Cheltenham Township, Pennsylvania, GO, TRAN, 4.50% due 12/29/2006                        2,513

                          2,340    Chester County, Pennsylvania, IDA, Revenue Bonds (The Hankin Group), VRDN, AMT,
                                   Series A, 4.13% due 12/01/2020 (d)                                                       2,340

                          2,550    Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent Association),
                                   VRDN, AMT, Series B, 4.13% due 12/01/2020 (d)                                            2,550

                          1,755    Chester County, Pennsylvania, School Authority, School Lease Revenue Bonds,
                                   PUTTERS, VRDN, Series 1123, 4.01% due 10/01/2013 (a)(d)                                  1,755

                          1,070    Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                                   4.14% due 11/01/2017 (d)                                                                 1,070

                          1,500    Cumberland County, Pennsylvania, Municipal Authority Revenue Bonds (Presbyterian
                                   Homes Project), VRDN, Series B, 4.25% due 12/01/2006 (d)(g)                              1,505

                          2,145    Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection System Project),
                                   VRDN, AMT, 4.04% due 1/01/2014 (d)                                                       2,145

                          1,000    Delaware County, Pennsylvania, Individual Development Authority, Revenue Bonds,
                                   Variance-Melmark, Inc. Project, VRDN, 4.02% due 3/01/2026 (d)                            1,000

                          5,000    Eagle Tax-Exempt Trust, Delaware Valley Regional Finance Authority, Pennsylvania,
                                   Local Government Revenue Bonds, VRDN, Series 2004-0026, Class A, 4.02% due
                                   8/01/2028 (a)(d)                                                                         5,000

                          5,750    Eagle Tax-Exempt Trust, Pennsylvania State, GO, Refunding, VRDN, Series 2004-0043,
                                   Class A, 4.02% due 9/01/2016 (d)                                                         5,750

                          3,000    Elizabethtown, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania College),
                                   VRDN, 4.07% due 6/15/2029 (d)                                                            3,000

                          5,000    Erie County, Pennsylvania, GO, TRAN, 4.25% due 12/15/2006                                5,019

                          1,395    Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing Facilities-Kyowa
                                   America), VRDN, AMT, Series D, 4.14% due 7/01/2014 (d)                                   1,395

                          5,375    Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                                   Bonds (John XXIII Home Project), VRDN, 4.04% due 2/01/2030 (d)                           5,375

                          2,420    Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.),
                                   VRDN, AMT, 4.13% due 12/01/2014 (d)                                                      2,420

                          3,000    Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project), VRDN, AMT,
                                   Series A, 4.04% due 6/01/2027 (d)                                                        3,000

                            495    Jackson Township, Pennsylvania, IDA, Revenue Bonds (I Auman Machine Company Inc.
                                   Project), VRDN, AMT, 4.13% due 6/01/2008 (d)                                               495

                          3,955    Jackson Township, Pennsylvania, IDA, Revenue Bonds (V&S Lebanon Galvanizing Project),
                                   VRDN, AMT, 4.25% due 4/01/2021 (d)                                                       3,955

                          6,390    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 4% due 9/15/2020 (d)     6,390

                          1,400    Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT,
                                   4.09% due 6/01/2026 (d)                                                                  1,400

                          9,130    Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue Refunding
                                   Bonds (Brethren Village), VRDN, 4.02% due 6/15/2020 (d)                                  9,130

                          1,000    Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 4.08% due
                                   2/01/2010 (d)                                                                            1,000

                          3,530    Lancaster, Pennsylvania, IDA, Revenue Bonds (Garden Spot Village Project), VRDN,
                                   4% due 5/01/2031 (d)                                                                     3,530

                          3,000    Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodging, Inc. Project), VRDN,
                                   4.07% due 12/01/2026 (d)                                                                 3,000

                          5,000    Lancaster, Pennsylvania, Municipal Authority, Revenue Refunding Bonds (Garden Spot
                                   Village Project), VRDN, Series C, 4.04% due 5/01/2036 (d)                                5,000

                          2,555    Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist Company), VRDN,
                                   AMT, Series B, 4.08% due 11/01/2022 (d)                                                  2,555

                          1,765    Ligonier Valley, Pennsylvania, School District, GO, TAN, 4.50% due 6/29/2007             1,775

                          2,895    Luzerne County, Pennsylvania, IDA, Revenue Bonds (Nardone Brothers Baking Project),
                                   VRDN, AMT, 4.08% due 3/01/2019 (d)                                                       2,895

                          1,360    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Big Little Association Project),
                                   VRDN, Series A, 4.13% due 2/01/2019 (d)                                                  1,360

                          2,700    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Edmund Optical Manufacturing
                                   LLC Project), VRDN, AMT, 4.13% due 4/01/2016 (d)                                         2,700

                            985    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Girl Scouts of Southeastern
                                   Pennsylvania), VRDN, 4.08% due 2/01/2025 (d)                                               985

                            795    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Independent Support System
                                   Project), VRDN, 4.08% due 3/01/2016 (d)                                                    795

                          2,065    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Valley Forge Baptist), VRDN,
                                   4.08% due 9/01/2023 (d)                                                                  2,065

                          4,425    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                                   4.01% due 2/15/2027 (b)(d)                                                               4,425

                          3,720    Municipal Securities Trust Certificates, Pennsylvania, GO, Refunding, VRDN,
                                   Series 2000-110, Class A, 3.95% due 8/17/2010 (d)                                        3,720

                          6,000    Municipal Securities Trust Certificates Revenue Refunding Bonds, Pennsylvania,
                                   VRDN, Series 2001-121, Class A, 4.01% due 12/22/2009 (c)(d)                              6,000

                          3,215    Northampton County, Pennsylvania, IDA, Revenue Bonds (DG Properties Inc. Project),
                                   VRDN, AMT, 4.13% due 7/01/2021 (d)                                                       3,215

                          1,990    Northampton County, Pennsylvania, IDA, Revenue Bonds (Nicos Polymers & Grinding),
                                   VRDN, AMT, 4.13% due 2/01/2020 (d)                                                       1,990

                          1,405    Northampton County, Pennsylvania, IDA, Revenue Bonds (Reale Association Project),
                                   VRDN, AMT, 4.08% due 4/01/2012 (d)                                                       1,405

                            175    Pennsylvania Economic Development Financing Authority, Development Revenue Bonds
                                   (Donald R. Kleine Living Trust), VRDN, AMT, Series A4, 4.05% due 4/01/2011 (d)             175

                            800    Pennsylvania Economic Development Financing Authority, EDR (The Herr Group), VRDN,
                                   Series H7, 4.05% due 12/01/2021 (d)                                                        800

                            400    Pennsylvania Economic Development Financing Authority, EDR (Joseph B. Pigliacampo),
                                   VRDN, AMT, Series B7, 4.05% due 5/01/2010 (d)                                              400

                            375    Pennsylvania Economic Development Financing Authority, EDR (L.B. Foster Company),
                                   VRDN, AMT, Series A2, 4.05% due 4/01/2021 (d)                                              375

                            750    Pennsylvania Economic Development Financing Authority, EDR (Moshannon Valley
                                   Economic Development Project), VRDN, AMT, Series A1, 4.05% due 4/01/2017 (d)               750

                          1,000    Pennsylvania Economic Development Financing Authority, EDR (North American
                                   Communications Project), VRDN, AMT, Series A1, 4.05% due 4/01/2011 (d)                   1,000

                          4,800    Pennsylvania Economic Development Financing Authority, EDR (Northeast
                                   Architectural Products), VRDN, AMT, Series B5, 4.05% due 8/01/2023 (d)                   4,800

                          1,150    Pennsylvania Economic Development Financing Authority, EDR (Pittsburgh
                                   Flexicore Company), VRDN, AMT, Series A2, 4.05% due 4/01/2021 (d)                        1,150

                            270    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                   A6, 4.05% due 8/01/2014 (d)                                                                270

                            375    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                   B8, 4.05% due 12/01/2024 (d)                                                               375

                            100    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                   C2, 4.05% due 8/01/2012 (d)                                                                100

                            200    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                   D4, 4.05% due 8/01/2011 (d)                                                                200

                          3,400    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                   D-7, 4.05% due 8/01/2022 (d)                                                             3,400

                            250    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                   G5, 4.05% due 12/01/2013 (d)                                                               250

                         15,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                   Bonds (Merck & Co. Inc. Project), VRDN, AMT, 4.04% due 7/01/2031 (d)                    15,000

                            100    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                   Bonds (Pittsburgh Thermal Limited), VRDN, Series A1, 4.05% due 5/01/2022 (d)               100

                          6,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                   Bonds (Shippingport Project), VRDN, AMT, Series A, 4.06% due 12/01/2040 (d)              6,000

                          2,500    Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue
                                   Refunding Bonds, ROCS, VRDN, AMT, Series II-R-394, 4.04% due 12/01/2018 (a)(d)           2,500

                          1,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (Conestoga
                                   Wood Specialists), VRDN, Series C-1, 4.13% due 3/01/2015 (d)                             1,000

                          2,285    Pennsylvania Economic Development Financing Authority Revenue Bonds (Waste Gas
                                   Fabricating Company Project), VRDN, AMT, Series C-3, 4.13% due 4/01/2020 (d)             2,285

                          3,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (Westrum
                                   Harleysville II Project), VRDN, AMT, 4.03% due 12/01/2034 (d)                            3,000

                          1,900    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                   Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series A,
                                   4.195% due 10/01/2034 (d)                                                                1,900

                          2,300    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                   Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B,
                                   4.14% due 10/01/2034 (d)                                                                 2,300

                          1,710    Pennsylvania Energy Development Authority Revenue Bonds (B&W Ebensburg Project),
                                   VRDN, AMT, 4.03% due 12/01/2011 (d)                                                      1,710

                         14,100    Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT,
                                   Series 83C, 4.02% due 10/01/2035 (d)                                                    14,100

                          9,800    Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT,
                                   Series 86B, 4.02% due 4/01/2035 (d)                                                      9,800

                         24,750    Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT,
                                   Series 90C, 4.02% due 4/01/2036 (d)                                                     24,750

                         12,257    Pennsylvania State, GO, FLOATS, VRDN, Series 696, 4.01% due 5/01/2018 (d)(e)            12,256

                          6,000    Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                                   Refunding Bonds, VRDN, AMT, Series B, 4.05% due 1/01/2017 (d)(e)                         6,000

                          7,500    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                   (Association of Independent Colleges and Universities), VRDN, Series I-3,
                                   3.19% due 11/01/2031 (d)                                                                 7,500

                          2,000    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                   (Association of Independent Colleges & Universities), VRDN, Series M-3,
                                   3.20% due 11/01/2033 (d)                                                                 2,000

                          3,600    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                   (Drexel University Project), VRDN, Series B, 3.97% due 5/01/2033 (d)                     3,600

                          1,415    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds,
                                   PUTTERS, VRDN, Series 1378, 4.03% due 6/15/2014 (d)(g)                                   1,415

                          7,000    Pennsylvania State Public School Building Authority, School Revenue Bonds, FLOATS,
                                   VRDN, Series K10, 4.03% due 6/01/2028 (d)(e)                                             7,000

                          5,900    Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds, VRDN, AMT, Series C,
                                   4.05% due 6/15/2025 (b)(d)                                                               5,900

                          4,260    Philadelphia, Pennsylvania, Authority for IDR (Comhar Inc. Project), VRDN, 4.03%
                                   due 9/01/2023 (d)                                                                        4,260

                          6,700    Philadelphia, Pennsylvania, Authority for IDR (Gift of Life Donor Program Project),
                                   VRDN, 4% due 12/01/2034 (d)                                                              6,700

                            240    Philadelphia, Pennsylvania, Authority for IDR (Greater Philadelphia Health Care),
                                   Revenue Refunding Bonds, VRDN, 4% due 1/01/2024 (d)                                        240

                          1,335    Philadelphia, Pennsylvania, Authority for IDR (Henry H. Ottens Manufacturing Project),
                                   VRDN, 4.13% due 10/01/2013 (d)                                                           1,335

                         10,000    Philadelphia, Pennsylvania, Authority for IDR (Inglis House Project), Refunding,
                                   VRDN, 3.80% due 5/01/2017 (d)                                                           10,000

                          1,095    Philadelphia, Pennsylvania, Authority for IDR (Interim House West Project), VRDN,
                                   4.08% due 9/01/2026 (d)                                                                  1,095

                            780    Philadelphia, Pennsylvania, Authority for IDR (Lannett Company Inc. Project), VRDN,
                                   4.13% due 5/01/2014 (d)                                                                    780

                            600    Philadelphia, Pennsylvania, CP, 3.80% due 8/01/2006                                        600

                          4,200    Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN, Series 6,
                                   3.98% due 8/01/2031 (d)(e)                                                               4,200

                          8,355    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                   3.96% due 6/15/2023 (d)(e)                                                               8,355

                          2,065    Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding Bonds
                                   (Northeastern Power Company), VRDN, AMT, Series B, 4.06% due 12/01/2022 (d)              2,065

                          1,000    Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding Bonds
                                   (Northeastern Power Company), VRDN, Series A, 3.99% due 12/01/2022 (d)                   1,000

                          2,245    Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                                   Bonds, MERLOTS, VRDN, Series A-18, 4.01% due 3/01/2015 (a)(d)                            2,245

                          2,775    Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel),
                                   VRDN, AMT, 4.09% due 3/02/2015 (d)                                                       2,775

                          2,350    Southcentral General Authority, Pennsylvania, Revenue Bonds (Wellspan Health
                                   Obligated), VRDN, Series C, 3.95% due 5/15/2035 (a)(d)                                   2,350

                          1,450    Southcentral General Authority, Pennsylvania, Revenue Bonds (Wellspan Health
                                   Obligated), VRDN, Series D, 3.95% due 5/15/2035 (a)(d)                                   1,450

                          1,505    Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                   Health Obligated), VRDN, Series B, 3.95% due 5/15/2031 (a)(d)                            1,505

                          3,100    Susquehanna County, Pennsylvania, IDA Revenue Bonds (Stabler Companies Inc.
                                   Project), VRDN, AMT, 4.08% due 12/01/2016 (d)                                            3,100

                          7,250    Temple University of the Commonwealth System of Higher Education, Pennsylvania,
                                   University Funding Obligations, Revenue Refunding Bonds, VRDN, 5% due 4/26/2007 (d)      7,326

                          1,300    Upper Merion, Pennsylvania, Municipal Utility Authority, Revenue Refunding Bonds,
                                   VRDN, 4% due 9/01/2016 (d)                                                               1,300

                         18,542    Venango, Pennsylvania, IDA, CP, 3.42% due 7/10/2006                                     18,542

                          8,376    Venango, Pennsylvania, IDA, CP, 3.70% due 8/04/2006                                      8,376

                            904    Venango, Pennsylvania, IDA, CP, 3.70% due 8/31/2006                                        904

                          2,300    Washington County, Pennsylvania, Authority Revenue Refunding Bonds (University
                                   of Pennsylvania), VRDN, 3.98% due 7/01/2034 (d)                                          2,300

                          2,000    Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project),
                                   VRDN, AMT, 4.09% due 11/01/2020 (d)                                                      2,000

                          2,000    Washington County, Pennsylvania, Revenue Bonds, TRAN, 4.50% due 12/29/2006               2,009

                          2,100    York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT,
                                   4.13% due 6/01/2021 (d)                                                                  2,100

                                   Total Investments (Cost - $439,960*) - 99.4%                                           439,960
                                   Other Assets Less Liabilities - 0.6%                                                     2,483
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $   442,443
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $          439,958
                                                 ==================
    Gross unrealized appreciation                $                2
    Gross unrealized depreciation                                 -
                                                 ------------------
    Net unrealized appreciation                  $                2
                                                 ==================


(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) FSA Insured.

(f) FNMA/GNMA Collateralized.

(g) Radian Insured.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Pennsylvania Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Pennsylvania Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA Pennsylvania Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006